9. Provision for Reclamation Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Provision For Reclamation Liabilities Details
Beginning balance	$ 3,510	$ 1,329
Acquisition of SnipGold (note 10)	0	2,224
Derecognition of Red Mountain	(1,039)	0
Accretion	10	19
Current year adjustment	0	(62)
Ending balance	$ 2,481	$ 3,510